SCHEDULE OF PROVINCIAL INCOME TAX RATES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statutory tax rates	26.50%	26.50%	26.50%
Income tax (recovery) computed at the statutory rates	$ (13,964)	$ (3,243)	$ (2,399)
Non-deductible items	1,210	(1,996)	120
Change in tax benefit not recognized	18,501	9,098	2,933
Foreign tax differentials	(1,028)	(355)	(267)
Other	259	112	735
Special mining royalty	100	167	(100)
Provision for income taxes	$ 5,078	$ 3,783	$ 1,022